Segmented Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	$ 158,924	$ 5,423
Assets held for sale	4,279
Exploration and evaluation assets	3,852	3,540
Total assets	293,799	103,939
Total liabilities	(134,178)	(21,657)
Property, plant and equipment additions/expenditures	33,019	811
Loss from discontinued operations	(2,193)	(14,445)
Net Income (Loss)	51,665	(28,267)
Exploration expenditures	8,525	10,015
Depreciation	1,126	1,364
Thacker Pass
Disclosure Of Operating Segments [Line Items]
Exploration expenditures	8,525	10,015
Operating Segments | Organoclay Plant
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment		4,581
Assets held for sale	4,279
Total assets	5,621	7,406
Total liabilities	(1,207)	(1,695)
Property, plant and equipment additions/expenditures	23	178
Loss from discontinued operations	(2,193)	(14,445)
Net Income (Loss)	(2,193)	(14,445)
Depreciation	326	1,158
Operating Segments | Thacker Pass
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	1,147	791
Exploration and evaluation assets	3,852	3,540
Total assets	5,817	5,157
Total liabilities	(3,325)	(1,442)
Property, plant and equipment additions/expenditures	736	610
Net Income (Loss)	(9,462)	(11,182)
Exploration expenditures	8,525	10,015
Depreciation	379	193
Operating Segments | Cauchari-Olaroz
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	156,854
Total assets	248,821	35,282
Total liabilities	(42,431)
Property, plant and equipment additions/expenditures	31,447
Net Income (Loss)	3,035	347
Depreciation	195
Corporate
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	923	51
Total assets	33,540	56,094
Total liabilities	(87,215)	(18,520)
Property, plant and equipment additions/expenditures	813	23
Net Income (Loss)	60,285	(2,987)
Depreciation	$ 226	$ 13